SELLING AND MARKETING EXPENSES - Schedule of Selling and Marketing Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SELLING AND MARKETING EXPENSES - Schedule of Selling and Marketing Expenses (Details) [Line Items]
Total	$ 329,644	$ 454,841
Selling and Marketing Expenses [Member]
SELLING AND MARKETING EXPENSES - Schedule of Selling and Marketing Expenses (Details) [Line Items]
Employee compensation and benefits	170,493	139,402
Travel and promotion	43,653	101,116
Shipping and handling	70,765	70,051
Insurance	2,780	0
Consulting fee	6,384	1,961
Inspection and certification fees	4,713	56,168
Entertainment	27,362	64,454
Office and miscellaneous	$ 3,494	$ 21,689